Relationship with Flavors and Related Entities and Allocations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Relationship with Flavors and Related Entities and Allocations

3.    Relationship with Flavors and Related Entities and Allocations

The Business maintains its own office space and manufacturing facilities, its own infrastructure for management, sales, general and administrative, finance and accounting, treasury, legal, human resources and information systems, as well as its own employee benefit plans.

In the normal course of operations, the Business transfers excess cash from its bank accounts to Flavors, which is accounted for within net parent investment.

Receivables and payables between the Business and Flavors have been accounted for through the net parent investment account in the combined financial statements.

3.   Relationship with Flavors and Related Entities and Allocations

The Business maintains its own office space and manufacturing facilities, its own infrastructure for management, sales, general and administrative, finance and accounting, treasury, legal, human resources and information systems, as well as its own employee benefit plans.

In the normal course of operations, the Business transfers excess cash from its bank accounts to Flavors, which is accounted for within net parent investment.

Receivables and payables between the Business and Flavors have been accounted for through the net parent investment account in the combined financial statements.